Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2019
Personal Lines Segment | Agency Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	46.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	12.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.40%
Personal Lines Segment | Agency Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	98.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	1.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Personal Lines Segment | Direct Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	45.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	12.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	6.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.50%
Personal Lines Segment | Direct Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	100.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	0.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	23.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	28.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	20.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	14.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	7.00%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	89.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	9.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Property Segment | Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	73.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	20.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	3.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	1.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.90%